Condensed Consolidated Statements of Stockholders' Equity (Deficit) - USD ($)	Preferred Stock [Member]	Preferred Stock [Member] Successor [Member]	Common Stock [Member]	Common Stock [Member] Successor [Member]	Common Stock [Member] Family Health Advisors, Inc [Member] Predecessor [Member]	Common Stock [Member] Employee Benefit Solutions, Inc [Member] Predecessor [Member]	Common Stock Issuable [Member]	Common Stock Issuable [Member] Successor [Member]	Additional Paid-in Capital [Member]	Additional Paid-in Capital [Member] Successor [Member]	Additional Paid-in Capital [Member] Family Health Advisors, Inc [Member] Predecessor [Member]	Additional Paid-in Capital [Member] Employee Benefit Solutions, Inc [Member] Predecessor [Member]	Retained Earnings (Accumulated Deficit) [Member]	Retained Earnings (Accumulated Deficit) [Member] Successor [Member]	Retained Earnings (Accumulated Deficit) [Member] Family Health Advisors, Inc [Member] Predecessor [Member]	Retained Earnings (Accumulated Deficit) [Member] Employee Benefit Solutions, Inc [Member] Predecessor [Member]	Total	Successor [Member]	Predecessor [Member]	Predecessors [Member]	Member's Equity Tri Star Benefits, LLC [Member] Predecessor [Member]
Ending balance at Dec. 31, 2017											$ 1,000	$ 17,485			$ 870	$ (222,728)				$ (184,036)	$ 19,337
Ending balance, shares at Dec. 31, 2017					10,000	100
Distributions																				(18,500)	(18,500)
Dividends											(1,000)				(42,234)	(4,920)				(48,154)
Net income (loss)															19,832	18,758			$ 58,321	58,321	19,731
Ending balance at Jul. 31, 2018		$ 50,000		$ 146,993						$ 3,993,371		17,485		$ (4,132,509)	(21,532)	(208,890)		$ 57,855		(192,369)	20,568
Ending balance, shares at Jul. 31, 2018		50,000,000		146,993,149	1,000	100
Beginning balance at Dec. 31, 2017											1,000	17,485			870	(222,728)				(184,036)	19,337
Beginning balance, shares at Dec. 31, 2017					10,000	100
Common stock issuable related to UIS business acquisition																	$ 120,000
Common stock issuable related to UIS business acquisition, shares																	761,905
Ending balance at Dec. 31, 2018	$ 40,000	$ 40,000	$ 265,699	$ 265,699					$ 4,682,045	4,682,045			$ (5,287,795)	(5,287,795)			$ (300,051)	(300,051)
Ending balance, shares at Dec. 31, 2018	40,000,000	40,000,000	265,699,106	265,699,106
Beginning balance at Jul. 31, 2018		$ 50,000		$ 146,993						3,993,371		$ 17,485		(4,132,509)	$ (21,532)	$ (208,890)		57,855		$ (192,369)	$ 20,568
Beginning balance, shares at Jul. 31, 2018		50,000,000		146,993,149	1,000	100
Shares issued pursuant to business acquisitions				$ 16,400						(74,255)								(57,855)
Shares issued pursuant to business acquisitions, shares				16,400,000
Shares issued pursuant to settlement agreement				$ 2,306						304,675								306,981
Shares issued pursuant to settlement agreement, shares				2,305,957
Share based compensation										89,950								89,950
Stock issued for services										458,304								458,304
Stock issued for services, shares
Conversion of preferred stock		$ (10,000)		$ 100,000						(90,000)
Conversion of preferred stock, shares		(10,000,000)		100,000,000
Net income (loss)														(1,155,286)				(1,155,286)
Ending balance at Dec. 31, 2018	$ 40,000	$ 40,000	$ 265,699	$ 265,699					4,682,045	4,682,045			(5,287,795)	(5,287,795)			(300,051)	(300,051)
Ending balance, shares at Dec. 31, 2018	40,000,000	40,000,000	265,699,106	265,699,106
Shares issued pursuant to business acquisitions			$ 14,747						2,553,617								2,568,364
Shares issued pursuant to business acquisitions, shares			14,746,592
Share based compensation									581,999								581,999
Stock issued for services
Conversion of preferred stock	$ (6,088)		$ 60,880						(54,792)
Conversion of preferred stock, shares	(6,088,009)		60,880,088
Shares issued to Reliance Global Holdings, LLC, related party, for transfer of ownership of SWMT and FIS			$ 14,839						(14,839)
Shares issued to Reliance Global Holdings, LLC, related party, for transfer of ownership of SWMT and FIS, shares			14,839,011
Common stock issuable related to business acquisition							$ 340,000										340,000
Common stock issuable related to business acquisition, shares							2,375,000
Common stock issuable related to software purchase							$ 482,116										482,116
Common stock issuable related to software purchase, shares							2,000,000
Shares cancelled pursuant to issuance of common stock for business acquisition			$ (576)						576
Shares cancelled pursuant to issuance of common stock for business acquisition, shares			(576,489)
Shares cancelled pursuant to issuance of common stock for business acquisition			$ (2,846)						2,846
Shares cancelled pursuant to issuance of common stock for business acquisition, shares			(2,845,760)
Net income (loss)													(1,734,815)				(1,734,815)
Ending balance at Sep. 30, 2019	$ 33,912		$ 352,743				$ 822,116		7,751,452				(7,022,610)				1,937,613
Ending balance, shares at Sep. 30, 2019	33,911,991		352,742,548				4,375,000
Beginning balance at Dec. 31, 2018	$ 40,000	$ 40,000	$ 265,699	$ 265,699					4,682,045	4,682,045			(5,287,795)	(5,287,795)			(300,051)	(300,051)
Beginning balance, shares at Dec. 31, 2018	40,000,000	40,000,000	265,699,106	265,699,106
Shares issued pursuant to business acquisitions				$ 14,747						2,553,617								2,568,364
Shares issued pursuant to business acquisitions, shares				14,746,592
Shares issued pursuant to settlement agreement
Share based compensation										1,047,376								1,047,376
Conversion of preferred stock		$ (6,088)		$ 60,880						(54,792)
Conversion of preferred stock, shares		(6,088,009)		60,880,088
Shares issued to Reliance Global Holdings, LLC, related party, for transfer of ownership of SWMT and FIS				$ 14,839						(14,839)
Shares issued to Reliance Global Holdings, LLC, related party, for transfer of ownership of SWMT and FIS, shares				14,839,011
Shares cancelled pursuant to settlement agreement				$ (576)						576
Shares cancelled pursuant to settlement agreement, shares				(576,489)
Common stock issuable related to business acquisition								$ 482,116										482,116
Common stock issuable related to business acquisition, shares								2,375,000
Common stock issuable related to software purchase								$ 340,000										340,000
Common stock issuable related to software purchase, shares								2,000,000
Shares cancelled pursuant to issuance of common stock for business acquisition				$ (2,846)						2,846
Shares cancelled pursuant to issuance of common stock for business acquisition, shares				(2,845,760)
Net income (loss)														(3,495,481)				(3,495,481)
Ending balance at Dec. 31, 2019	$ 33,912	$ 33,912	$ 352,743	$ 352,743			$ 822,116	$ 822,116	8,216,829	$ 8,216,829			(8,783,276)	$ (8,783,276)			642,324	$ 642,324
Ending balance, shares at Dec. 31, 2019	33,911,991	33,911,991	352,742,548	352,742,548			4,375,000	4,375,000
Share based compensation									1,063,777								1,063,777
Shares issued pursuant to investment in NSURE, Inc.			$ 4,000						996,000								1,000,000
Shares issued pursuant to investment in NSURE, Inc., shares			4,000,000
Common Stock Issued due to Stock Purchase Agreement			$ 2,667						197,333								200,000
Common Stock Issued due to Stock Purchase Agreement, shares			2,666,668
Common Stock issued due to Earnout Agreement			$ 1,875						298,125								300,000
Common Stock issued due to Earnout Agreement, shares			1,875,000
Common stock issuable related to UIS business acquisition			$ 1,538						198,462								200,000
Common stock issuable related to UIS business acquisition, shares			1,538,000
Shares issued upon termination of employee			$ 694						165,973								166,667
Shares issued upon termination of employee, shares			694,444
Net income (loss)													(3,349,778)				(3,349,778)
Ending balance at Sep. 30, 2020	$ 33,912		$ 363,517				$ 822,116		$ 11,136,499				$ (12,133,054)				$ 222,990
Ending balance, shares at Sep. 30, 2020	33,911,991		363,516,660				4,375,000